Investment in equity investees- General (Details) $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Cost method
Balance at beginning of period		¥ 15,673,000,000	¥ 13,589,000,000
Additions		19,764,000,000	12,304,000,000
Less: disposals and transfers		(2,150,000,000)	(9,818,000,000)
Less: impairment loss		(902,000,000)	(419,000,000)	¥ (119,000,000)
Foreign currency translation adjustments		879,000,000	17,000,000
Balance at end of period		33,264,000,000	15,673,000,000	13,589,000,000
Equity method
Balance at beginning of period		18,204,000,000	4,077,000,000
Additions		41,968,000,000	16,518,000,000
Share of results and other comprehensive income		(1,296,000,000)	(1,148,000,000)
Less: disposals and transfers		(751,000,000)	(806,000,000)
Less: impairment loss		0	(438,000,000)	0
Foreign currency translation adjustments		72,000,000	1,000,000
Balance at end of period		58,197,000,000	18,204,000,000	4,077,000,000
Total, cost and equity methods
Balance at beginning of period		33,877,000,000	17,666,000,000
Additions		61,732,000,000	28,822,000,000
Share of results and other comprehensive income		(1,296,000,000)	(1,148,000,000)
Less: disposals and transfers		(2,901,000,000)	(10,624,000,000)
Less: impairment loss		(902,000,000)	(857,000,000)
Foreign currency translation adjustments		951,000,000	18,000,000
Balance at end of period	$ 14,184	91,461,000,000	¥ 33,877,000,000	¥ 17,666,000,000
Equity investee partial disposed
Total, cost and equity methods
Gain arising from disposal of investment	$ 471	¥ 3,078,000,000